Non-current and current financial debts - Additional information (Details) € in Millions							1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 20, 2022 USD ($)	Dec. 06, 2022 USD ($)	Nov. 21, 2022 USD ($)	May 31, 2022 USD ($)	May 31, 2022 EUR (€)	May 27, 2020 USD ($)	Feb. 28, 2022	Feb. 28, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 14, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Sep. 14, 2022 USD ($)	May 31, 2022 EUR (€)	May 30, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest expense										$ 110,000,000	$ 95,000,000	$ 94,000,000
Borrowings									$ 4,648,000,000	4,648,000,000	4,080,000,000
Repayment of borrowings										$ 775,000,000	$ 0	$ 0
Write off of unamortized deferred financing costs				$ 1,000,000					$ 4,000,000
Aerie
Disclosure of detailed information about borrowings [line items]
Net proceeds used for acquisition			$ 771,000,000
Borrowings recognised as of acquisition date			316,200,000
Series 2028 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				2.375%					2.375%	2.375%				2.375%		2.375%
Borrowings				$ 537,000,000					$ 533,000,000	$ 533,000,000				€ 500		€ 500
Borrowings, issuance percentage				99.476%												99.476%
Borrowing costs incurred				$ 3,000,000
Series 2028 Notes | Borrowings discount
Disclosure of detailed information about borrowings [line items]
Borrowings				(3,000,000)
Facility C Term Loan
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings				376,000,000	€ 350
Facility B Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings																	$ 800,000,000
Repayment of borrowings		$ 640,000,000		$ 160,000,000
Bridge Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings			775,000,000
Borrowing costs incurred			$ 4,000,000
Repayment of borrowings		$ 775,000,000
Maximum borrowing capacity															$ 900,000,000
Series 2032 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.375%							5.375%	5.375%				5.375%
Borrowings		$ 700,000,000
Borrowings, issuance percentage		99.458%
Borrowing costs incurred		$ 4,000,000
Series 2032 Notes | Borrowings discount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ (4,000,000)
Series 2052 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.75%							5.75%	5.75%				5.75%
Borrowings		$ 600,000,000
Borrowings, issuance percentage		99.674%
Borrowing costs incurred		$ 7,000,000
Series 2052 Notes | Borrowings discount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ (2,000,000)
Senior Notes due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.50%
Borrowings									$ 200,000	$ 200,000
Repayment of borrowings	$ 316,000,000
Series 2030 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						2.60%			2.60%	2.60%				2.60%
Borrowings						$ 750,000,000
Borrowings, issuance percentage						99.843%
Borrowing costs incurred						$ 5,000,000
Series 2030 Notes | Borrowings discount
Disclosure of detailed information about borrowings [line items]
Borrowings						$ (1,000,000)
Revolving facility, floating rate due 2026
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities								$ 1,000,000,000
Local bilateral facilities, Japan
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 69,000,000	$ 69,000,000			$ 170,000,000
Borrowings, term							1 year
Undrawn borrowing facilities									$ 101,000,000	$ 101,000,000
Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									2.70%	2.70%	2.30%			2.70%
Bottom of range | Local bilateral facilities, Japan
Disclosure of detailed information about borrowings [line items]
Borrowings, term								1 year
Top of range | Local bilateral facilities, Japan
Disclosure of detailed information about borrowings [line items]
Borrowings, term								2 years